UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from August 1, 2007 to August 31, 2007

                   Commission File Number of issuing entity:
                                  333-131213-37

                           RALI SERIES 2007-QA1 TRUST
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-131213

                        RESIDENTIAL ACCREDIT LOANS, INC.
                        --------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                 New York                                    None
----------------------------------------        ------------------------------
      (State or other jurisdiction of            (I.R.S. Employer Identification
   incorporation or organization of the                        No.)
              issuing entity)

c/o Residential Funding Company, LLC, as Master
Servicer

     8400 Normandale Lake Boulevard
      Minneapolis, Minnesota                                   55437
----------------------------------               -------------------------------
(Address of principal executive offices of                   (Zip Code)
              issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                       Name of
                                                                      exchange
                               Section      Section     Section      (If Section
                                 12(b)       12(g)       15(d)          12(b))
    Mortgage Asset-Backed
  Pass-Through Certificates,
   Series 2007-QA1, in the
   classes  specified herein     [___]        [___]       [ X ]      ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes _X_   No___

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RALI Series 2007-QA1 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated January 25, 2007, and related Prospectus dated December 6, 2006 (collectively, the "Prospectus"), of the RALI Series 2007-QA1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

      The following  classes of Certificates  were offered under the Prospectus:
Class A-1, Class A-2, Class A-3, Class A-4, Class M-1, Class M-2, Class M-3, Class M-4 and Class M-5.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS.

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      September 2007 Monthly Statement to Certificateholders.

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of January 1, 2007, and the Standard Terms of Pooling and Servicing Agreement, dated as of December 1, 2006, among Residential Accredit Loans, Inc., as company, Residential Funding Company, LLC, as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to Exhibit 10.1 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of January 30, 2007, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to Exhibit 10.2 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2007).

Exhibit 10.3 SB-AM Swap Confirmation, dated as of January 30, 2007, between Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of RALI Series 2007-QA1 Supplemental Interest Trust, acting on behalf of the Class SB Certificateholders, and Deutsche Bank Trust Company Americas, as Supplemental Trust Trustee for the benefit of RALI Series 2007-QA1 Supplemental Interest Trust, acting on behalf of the Class A Certificateholders and the Class M Certificateholders (incorporated by reference to Exhibit 10.3 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 14,
            2007).

Exhibit 10.4 Swap Confirmation, dated as of the January 30, 2007, between Deutsche Bank Trust Company Americas, not in its individual capacity but solely as supplemental interest trust trustee on behalf of the supplemental interest trust created under the Pooling and Servicing Agreement in respect of RALI 2007-QA1, and Bear Stearns Financial Products Inc. (incorporated by reference to Exhibit 10.4 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2007).

Exhibit 99.1      September 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  September 25, 2007



                           RALI Series 2007-QA1 Trust
                              (Issuing entity)

                              By:  Residential Funding Company, LLC,
                               as Master Servicer


                                         By: /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:  Director

                  EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS